Financial Instruments - Schedule of Derivative Assets and Liabilities (Details) - Derivative hedging instruments - Currency risk - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	¥ (9,663)	¥ (4,799)
Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	6,268	31
United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	(2,618)	(341)
United States Dollar | Currency swap, buying
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities		41,044
Hedging instrument, assets	95,368
Contract amount | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	710,301	975,368
Contract amount | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	336,271	1,056,070
Contract amount | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	170,364	179,942
Contract amount | United States Dollar | Currency swap, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	874,974	717,114
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Currency swap, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 874,974	¥ 717,114